UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22821

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Plus Fund

(EFF)

Semiannual Report

November 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2015

Eaton Vance

Floating-Rate Income Plus Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Officers and Trustees	28

Important Notices	29

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Kathleen C. Gaffney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	06/28/2013	–8.00%	–5.99%	—	0.62%
Fund at Market Price	—	–13.15	–8.33	—	–4.95
S&P/LSTA Leveraged Loan Index	—	–2.80%	–0.89%	3.88%	2.02%

% Premium/Discount to NAV[3]
					–12.89%

Distributions[4]
Total Distributions per share for the period					$0.574
Distribution Rate at NAV					7.07%
Distribution Rate at Market Price					8.12%

% Total Leverage[5]
Borrowings					23.45%
Variable Rate Term Preferred Shares (VRTP Shares)					17.23

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

[8]	Asset allocation as a percentage of the Fund’s net assets amounted to 165.0%.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 145.3%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 3.1%
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	$1,377	$1,218,203
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,178	2,131,877
Term Loan, 3.75%, Maturing June 4, 2021	469	458,770

		$3,808,850

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	$625	$530,875

		$530,875

Automotive — 2.6%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$532	$532,712
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018	542	539,380
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	173	171,012
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	988	889,573
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021	123	120,352
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	551	544,830
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	300	297,187
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	160	159,780

		$3,254,826

Beverage and Tobacco — 0.4%
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	$500	$472,500

		$472,500

Brokerage / Securities Dealers / Investment Houses — 0.2%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	$75	$74,859

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	$198	$193,550

		$268,409

Building and Development — 3.2%
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	$274	$271,573
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	546	530,968
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	673	664,370
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,391	1,291,172
Headwaters, Inc.
Term Loan, 4.50%, Maturing March 24, 2022	50	50,031
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	236	235,376
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	782	780,961
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	150	149,064

		$3,973,515

Business Equipment and Services — 8.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	$866	$833,065
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	150	149,588
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	643	573,868
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	221	216,049
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	487	482,667
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	147	121,971
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	246	245,167
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	75	74,719
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	503	377,535

4	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(2)	$195	$89,586
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(2)	341	84,257
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	1,662	1,639,207
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020	545	542,489
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	30	29,130
Term Loan, 4.00%, Maturing November 6, 2020	266	259,054
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	124	123,850
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	319	318,922
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021	434	431,654
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,225	1,219,436
Match Group, Inc.
Term Loan, 5.50%, Maturing November 6, 2022	300	298,500
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019	348	281,475
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020	287	285,348
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019	527	487,500
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	619	616,430
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021	297	293,133
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	11	10,926
Term Loan, 4.25%, Maturing May 14, 2022	64	62,390

		$10,147,916

Cable and Satellite Television — 1.5%
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023	$525	$523,810
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	222	220,243
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022	1,000	999,688

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)
Numericable Group SA
Term Loan, 4.00%, Maturing July 31, 2022	$100	$97,813

		$1,841,554

Chemicals and Plastics — 9.9%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$515	$513,714
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	267	266,541
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	75	74,715
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	1,336	1,326,273
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021	472	471,573
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022	274	254,539
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021	99	98,733
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	124	123,106
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022	150	143,625
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021	39	38,211
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021	234	230,319
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	521	519,688
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	1,620	1,597,443
Term Loan, 4.25%, Maturing March 31, 2022	174	170,947
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	271	246,496
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	148	144,528
Term Loan, 4.75%, Maturing June 7, 2020	149	145,153
Term Loan, Maturing June 7, 2020(3)	150	146,234
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021	334	333,347
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021	149	149,242

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
OXEA Finance, LLC
Term Loan - Second Lien, 9.50%, Maturing July 15, 2020	$1,000	$908,750
PolyOne Corporation
Term Loan, 3.75%, Maturing November 11, 2022	125	125,117
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	343	335,844
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020	19	18,633
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020	105	105,585
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	244	237,272
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,072	1,063,122
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020	1,452	1,327,869
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022	850	827,840
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022	399	398,002

		$12,342,461

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022	$425	$379,667

		$379,667

Containers and Glass Products — 4.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$1,950	$1,917,499
Term Loan, 3.75%, Maturing January 6, 2021	159	157,028
Term Loan, 4.00%, Maturing October 1, 2022	300	298,725
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	397	397,331
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	99	97,927
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022	323	321,803
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	372	369,829
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018	1,925	1,920,723

		$5,480,865

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cosmetics / Toiletries — 1.8%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022	$225	$224,786
Galleria Co.
Term Loan, Maturing September 22, 2022(3)	450	450,698
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	400	397,250
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021	153	152,874
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	289	289,269
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	728	695,844

		$2,210,721

Drugs — 3.5%
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	$275	$261,250
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	222	217,355
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	675	664,594
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	394	379,717
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing August 5, 2020	1,990	1,881,014
Term Loan, 4.00%, Maturing April 1, 2022	943	892,850

		$4,296,780

Ecological Services and Equipment — 0.5%
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	$711	$675,467

		$675,467

Electronics / Electrical — 17.0%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	$571	$415,673
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	1,988	1,983,655
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	196	194,417
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	99	98,876

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022	$250	$247,500
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	470	335,836
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	1,517	1,512,918
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	84	83,629
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	218	203,436
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	928	920,987
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	140	139,500
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	979	976,937
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	888	879,813
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,111	2,020,131
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	575	560,060
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	548	512,611
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	123	123,438
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	285	284,406
Term Loan, 5.25%, Maturing November 19, 2021	263	262,665
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	975	975,569
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	322	318,159
NXP B.V.
Term Loan, Maturing October 30, 2020(3)	450	448,200
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	113	112,137
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	869	837,707
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	1,002	911,633
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	51	51,471

Borrower / Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	$866	$737,284
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	433	433,121
SS&C Technologies, Inc.
Term Loan, 3.75%, Maturing July 8, 2022	76	75,758
Term Loan, 3.75%, Maturing July 8, 2022	504	504,080
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	769	769,417
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	479	464,985
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	221	221,119
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	186	185,357
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,372	1,370,990
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	335	332,969
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	513	514,782

		$21,021,226

Financial Intermediaries — 6.5%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$892	$875,916
First Data Corporation
Term Loan, 3.71%, Maturing March 24, 2018	1,725	1,712,063
Term Loan, 3.96%, Maturing July 8, 2022	200	197,729
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	307	303,666
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	2,255	2,250,698
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	125	125,586
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	130	132,965
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	174	174,547
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	573	573,680
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	764	759,945

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	$169	$169,129
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	848	738,997

		$8,014,921

Food Products — 3.7%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$980	$980,584
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	559	556,393
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	666	637,961
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	48	47,970
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	1,479	1,475,930
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	222	220,655
JBS USA, LLC
Term Loan, 3.75%, Maturing September 18, 2020	417	416,236
Term Loan, 4.00%, Maturing October 30, 2022	175	174,343
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021	36	35,622

		$4,545,694

Food Service — 3.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021	$1,229	$1,226,923
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	612	612,272
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	1,466	1,460,746
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	489	384,868

		$3,684,809

Food / Drug Retailers — 3.6%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019	$887	$886,635
Term Loan, 5.00%, Maturing August 25, 2019	561	560,313
Term Loan, 5.50%, Maturing August 25, 2021	223	223,453

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food / Drug Retailers (continued)
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	$1,265	$1,258,249
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	1,522	1,518,857

		$4,447,507

Health Care — 18.8%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	$74	$74,847
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	75	74,688
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	272	261,360
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	418	413,836
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	582	576,601
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	148	147,361
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	125	124,375
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	495	493,485
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	199	198,172
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	104	95,542
Term Loan, 6.50%, Maturing July 31, 2020	174	159,237
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	721	645,039
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	53	53,218
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,109	1,099,847
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	225	221,275
Term Loan, 4.00%, Maturing January 27, 2021	415	409,085
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	248	244,716
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	549	536,281
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,466	1,463,710

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	$156	$155,447
Term Loan, 4.25%, Maturing August 30, 2020	512	510,827
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	275	274,570
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	250	249,023
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	549	504,735
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	782	772,869
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	265	252,446
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,300	1,296,750
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	1,147	1,120,240
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	370	356,426
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	1,466	1,433,373
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	300	294,750
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	461	451,700
Millennium Health, LLC
Term Loan, 6.50%, Maturing April 16, 2021	1,039	431,333
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	352	228,675
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	256	166,245
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	148	144,610
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,155	1,073,863
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	917	861,911
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	815	769,370
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	125	123,125
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	838	834,472

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	$582	$578,867
RCHP, Inc.
Term Loan, 5.25%, Maturing April 23, 2019	494	491,157
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	183	182,265
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	175	173,031
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	490	484,916
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	298	273,186
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	488	478,506
U.S. Renal Care, Inc.
Term Loan, 5.50%, Maturing July 3, 2019	1,030	1,026,719

		$23,288,082

Home Furnishings — 0.6%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$712	$709,797

		$709,797

Industrial Equipment — 6.0%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$965	$940,925
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	113	112,808
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	250	250,089
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,877	1,721,139
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	713	695,456
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022	111	108,625
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020	297	295,913
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019	448	423,603
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,083	2,040,329
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	435	420,916

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	$370	$358,087
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021	78	77,720

		$7,445,610

Insurance — 5.9%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	$499	$491,425
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	1,756	1,762,035
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	200	200,000
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	175	171,500
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	1,150	1,092,706
Term Loan, 5.00%, Maturing August 4, 2022	1,446	1,346,937
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	275	242,859
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	490	469,151
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	735	715,455
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	881	867,590

		$7,359,658

Leisure Goods / Activities / Movies — 5.1%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	$400	$397,875
Aufinco Pty. Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	800	792,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	1,000	996,607
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	100	99,500
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	66	65,750
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	57	56,715
Term Loan, 5.50%, Maturing May 8, 2021	442	439,541

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	$349	$344,106
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	296	292,173
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	782	779,368
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	306	102,493
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	495	478,422
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	1,466	1,440,807

		$6,285,357

Lodging and Casinos — 2.7%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$868	$832,873
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	53	52,019
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	101	101,208
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	205	203,817
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	29	28,625
Term Loan, 5.50%, Maturing November 21, 2019	67	66,792
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	1,140	1,136,472
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	250	245,990
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	71	70,469
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	98	96,897
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	297	276,560
Term Loan, 6.00%, Maturing October 1, 2021	223	207,227
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	98	97,510

		$3,416,459

Nonferrous Metals / Minerals — 3.5%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017	$300	$286,500
Term Loan, 3.50%, Maturing May 22, 2020	1,955	896,856

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	$1,462	$732,972
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	149	147,849
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	490	271,133
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	75	59,102
Term Loan, 7.50%, Maturing April 16, 2020	474	320,021
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	533	278,934
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	698	680,095
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	575	547,377
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	154,875

		$4,375,714

Oil and Gas — 3.4%
Ameriforge Group, Inc.
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	$950	$61,750
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	853	785,209
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	239	239,428
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	248	242,782
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	272	157,733
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	93	90,176
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	245	200,850
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	175	54,031
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	271	150,787
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	223	79,076
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	1,206	617,307
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	123	97,618

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	$10	$6,219
Term Loan, 4.25%, Maturing December 16, 2020	26	16,676
Term Loan, 4.25%, Maturing December 16, 2020	185	119,879
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	98	62,735
Term Loan, 4.25%, Maturing October 1, 2019	160	102,709
Term Loan, 4.25%, Maturing October 1, 2019	1,211	775,113
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	99	69,125
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	65	65,137
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	321	251,654

		$4,245,994

Publishing — 2.9%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	$319	$319,845
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	1,950	1,323,477
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	395	394,731
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	1,048	904,046
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	149	140,157
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	60	59,461
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	174	173,034
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	320	311,267

		$3,626,018

Radio and Television — 4.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$122	$112,296
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	522	490,435
Block Communications, Inc.
Term Loan, 5.50%, Maturing November 7, 2021	50	49,624
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	1,081	793,610

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	$900	$889,500
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	167	158,861
iHeartCommunications, Inc.
Term Loan, 6.98%, Maturing January 30, 2019	500	365,000
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	113	112,676
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	1,000	998,750
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,466	1,448,971

		$5,419,723

Retailers (Except Food and Drug) — 8.4%
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	$572	$537,797
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	480	404,744
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022	729	727,427
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	228	227,950
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	763	481,642
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	1,883	1,760,692
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	235	220,090
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,463	1,450,800
Term Loan, 4.00%, Maturing January 28, 2020	247	245,641
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	1,078	1,012,018
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022	700	687,167
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	1,219	1,201,126
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	433	404,146
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	123	116,031

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 3, 2021	$382	$383,457
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	147	144,070
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	472	437,441

		$10,442,239

Steel — 2.4%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019	$2,048	$1,679,484
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	876	851,237
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	407	402,510

		$2,933,231

Surface Transport — 0.4%
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 23, 2017(4)	$12	$11,908
Term Loan, 4.00%, Maturing July 31, 2022	27	27,198
Term Loan, 4.00%, Maturing July 31, 2022	86	85,269
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	394	335,885

		$460,260

Telecommunications — 3.0%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	$1,450	$1,361,912
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	423	410,189
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	200	198,004
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,454	1,141,611
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	149	145,771
Term Loan, 3.50%, Maturing January 15, 2022	231	226,206
Term Loan, 3.50%, Maturing January 15, 2022	245	239,742

		$3,723,435

Utilities — 4.0%
Calpine Construction Finance Company L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$147	$142,120

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022	$823	$805,107
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	782	770,270
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	111	110,533
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	99	98,998
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	28	26,670
Term Loan, 5.00%, Maturing December 19, 2021	642	601,596
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	50	49,000
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	486	469,182
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	545	426,534
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	574	559,223
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	345	342,738
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	582	577,729

		$4,979,700

Total Senior Floating-Rate Loans (identified cost $193,123,063)		$180,109,840

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Commercial Mortgage Trust Series 2014-LC17, Class D, 3.687%, 10/10/47(5)	$100	$81,527
JPMBB Commercial Mortgage Securities Trust Series 2014-C23, Class D, 4.109%, 9/15/47(5)(6)	100	84,419

Total Commercial Mortgage-Backed Securities (identified cost $170,635)		$165,946

Corporate Bonds & Notes — 7.6%

Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.3%
Bombardier, Inc.
7.45%, 5/1/34(5)	$500	$347,500

		$347,500

Building and Development — 0.3%
MDC Holdings, Inc.
6.00%, 1/15/43	$533	$430,397

		$430,397

Diversified Financial Services — 0.6%
Navient Corp.
5.625%, 8/1/33	$950	$703,000

		$703,000

Engineering & Construction — 0.2%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/1/23(5)	$589	$191,414

		$191,414

Industrial Equipment — 0.2%
Empresas ICA SAB de CV
8.875%, 5/29/24(5)	$775	$189,875

		$189,875

Metals / Mining — 0.6%
Newmont Mining Corp.
4.875%, 3/15/42	$1,030	$767,141

		$767,141

Nonferrous Metals / Minerals — 0.2%
Teck Resources, Ltd.
5.20%, 3/1/42	$370	$172,975
5.40%, 2/1/43	71	33,015

		$205,990

Oil and Gas — 0.3%
Petrobras Global Finance BV
5.625%, 5/20/43	$605	$388,646

		$388,646

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) — 1.5%
JC Penney Corp., Inc.
6.375%, 10/15/36		$2,900	$1,834,250

			$1,834,250

Software and Services — 0.6%
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(5)		$1,305	$802,575

			$802,575

Steel — 0.2%
Cliffs Natural Resources, Inc.
6.25%, 10/1/40		$950	$232,750
JMC Steel Group, Inc.
8.25%, 3/15/18(5)		60	41,064

			$273,814

Telecommunications — 2.6%
Avaya, Inc.
10.50%, 3/1/21(5)		$1,065	$364,762
Axtel SAB de CV
9.00%, 1/31/20(5)		291	300,821
Oi Brasil Holdings Cooperatief UA
5.75%, 2/10/22(5)		425	228,225
Telecom Italia Capital SA
6.00%, 9/30/34		2,490	2,353,100

			$3,246,908

Total Corporate Bonds & Notes (identified cost $12,782,552)			$9,381,510

Foreign Government Bonds — 1.7%

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.2%
Federative Republic of Brazil
12.50%, 1/5/16	BRL	940	$243,248

			$243,248

Mexico — 0.3%
Mexican Bonos
7.75%, 5/29/31	MXN	6,250	$419,042

			$419,042

Security		Principal Amount (000’s omitted)	Value

Supranational — 1.2%
Inter-American Development Bank
7.20%, 11/14/17	IDR	4,230,000	$290,000
International Finance Corp.
7.80%, 6/3/19	INR	54,990	849,636
8.25%, 6/10/21	INR	18,100	286,988

			$1,426,624

Total Foreign Government Bonds (identified cost $2,426,491)			$2,088,914

Convertible Bonds — 1.7%

Security		Principal Amount (000’s omitted)	Value

Home Builders — 1.1%
CalAtlantic Group, Inc.
0.25%, 6/1/19		$645	$595,818
1.25%, 8/1/32		210	248,194
KB Home
1.375%, 2/1/19		510	473,344

			$1,317,356

Machinery – Diversified — 0.3%
Chart Industries, Inc.
2.00%, 8/1/18		$400	$354,250

			$354,250

Oil & Gas — 0.0%(7)
Ascent Resources LLC
3.50%, 3/1/21(5)(8)		$204	$15,517

			$15,517

Telecommunications — 0.3%
Ciena Corp.
3.75%, 10/15/18(5)		$250	$352,969

			$352,969

Total Convertible Bonds (identified cost $2,412,835)			$2,040,092

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Common Stocks — 4.1%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp.(2)(9)(10)	2,334,705	$0

		$0

Diversified Financial Services — 0.5%
Medley Capital Corp.	74,500	$560,242

		$560,242

Electronics / Electrical — 0.3%
Intel Corp.	9,000	$312,930

		$312,930

Financial Services — 0.2%
Bank of America Corp.	7,600	$132,468
Regions Financial Corp.	10,000	101,400

		$233,868

Investment Companies — 2.4%
Ares Capital Corp.	59,000	$933,380
PennantPark Investment Corp.	72,837	528,797
Solar Capital, Ltd.	43,000	782,600
THL Credit, Inc.	67,000	788,590

		$3,033,367

Nonferrous Metals / Minerals — 0.0%(7)
Freeport-McMoRan, Inc.	4,945	$40,450

		$40,450

Oil and Gas — 0.2%
Occidental Petroleum Corp.	3,312	$250,354
SandRidge Energy, Inc.(10)	8,922	2,681

		$253,035

Real Estate Investment Trusts (REITs) — 0.2%
VEREIT, Inc.	22,471	$187,184

		$187,184

Telecommunications — 0.3%
Corning, Inc.	10,029	$187,843

Security	Shares	Value

Telecommunications (continued)
Telefonaktiebolaget LM Ericsson ADR	25,000	$242,250

		$430,093

Total Common Stocks (identified cost $6,444,540)		$5,051,169

Convertible Preferred Stocks — 1.0%

Security	Shares	Value

Business Equipment and Services — 0.0%(7)
Education Management Corp., Series A-1, 7.50%(2)(9)(10)	2,597	$34,878

		$34,878

Health Care – Products — 0.2%
Alere, Inc., 3.00%	900	$269,550

		$269,550

Mining — 0.1%
Cliffs Natural Resources, Inc., 7.00%	50,000	$118,750

		$118,750

Oil & Gas — 0.2%
Chesapeake Energy Corp., 5.75%	800	$218,000
SandRidge Energy, Inc., 8.50%	1,270	6,905

		$224,905

Real Estate Investment Trusts (REITs) — 0.5%
iStar, Inc., Series J, 4.50%	11,500	$635,030

		$635,030

Total Convertible Preferred Stocks (identified cost $2,792,005)		$1,283,113

Preferred Stocks — 0.1%

Security	Shares	Value

Banks — 0.1%
First Tennessee Bank, 3.75%(5)(11)	255	$165,862

Total Preferred Stocks (identified cost $201,450)		$165,862

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Tax-Exempt Investments — 0.6%

Security	Principal Amount (000’s omitted)	Value

Insured-Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$2,570	$463,705
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	675	114,217
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	700	111,083
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	555	82,595

Total Tax-Exempt Investments (identified cost $785,365)		$771,600

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.24%(12)	$3,403	$3,403,413

Total Short-Term Investments (identified cost $3,403,413)		$3,403,413

Total Investments — 165.0% (identified cost $224,542,349)		$204,461,459

Less Unfunded Loan Commitments — (0.0)%(7)		$(11,968)

Net Investments — 165.0% (identified cost $224,530,381)		$204,449,491

Notes Payable — (39.5)%		$(49,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (29.1)%		$(36,000,000)

Other Assets, Less Liabilities — 3.6%		$4,478,100

Net Assets Applicable to Common Shares — 100.0%		$123,927,591

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(3)	This Senior Loan will settle after November 30, 2015, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. See Note 1H for description.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2015, the aggregate value of these securities is $3,166,530 or 2.6% of the Fund’s net assets applicable to common shares.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at November 30, 2015.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2015.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015.

Abbreviations:

ADR	–	American Depositary Receipt
DIP	–	Debtor In Possession
NPFG	–	National Public Finance Guaranty Corp.
PIK	–	Payment In Kind

Currency Abbreviations:

BRL	–	Brazilian Real
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
MXN	–	Mexican Peso

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2015
Unaffiliated investments, at value (identified cost, $221,126,968)	$201,046,078
Affiliated investment, at value (identified cost, $3,403,413)	3,403,413
Cash	1,108,842
Interest and dividends receivable	1,395,662
Interest receivable from affiliated investment	1,272
Receivable for investments sold	3,203,699
Deferred offering costs	63,635
Prepaid upfront fees on variable rate term preferred shares	36,332
Prepaid upfront fees on notes payable	15,668
Prepaid expenses	6,406
Total assets	$210,281,007

Liabilities
Notes payable	$49,000,000
Variable rate term preferred shares, at liquidation value	36,000,000
Payable for investments purchased	1,041,375
Payable to affiliates:
Investment adviser fee	132,675
Trustees’ fees	2,152
Interest expense and fees payable	97,980
Accrued expenses	79,234
Total liabilities	$86,353,416
Net assets applicable to common shares	$123,927,591

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 7,606,422 shares issued and outstanding	$76,064
Additional paid-in capital	144,595,853
Accumulated net realized loss	(617,908)
Accumulated distributions in excess of net investment income	(43,512)
Net unrealized depreciation	(20,082,906)
Net assets applicable to common shares	$123,927,591

Net Asset Value Per Common Share
($123,927,591 ÷ 7,606,422 common shares issued and outstanding)	$16.29

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2015
Interest and other income	$5,569,898
Dividends	325,204
Interest income allocated from affiliated investment	7,600
Expenses allocated from affiliated investment	(459)
Total investment income	$5,902,243

Expenses
Investment adviser fee	$833,707
Trustees’ fees and expenses	6,781
Custodian fee	76,560
Transfer and dividend disbursing agent fees	8,940
Legal and accounting services	67,692
Printing and postage	14,176
Amortization of deferred offering costs	52,449
Interest expense and fees	623,126
Miscellaneous	38,192
Total expenses	$1,721,623
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$1,721,622

Net investment income	$4,180,621

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(592,628)
Investment transactions allocated from affiliated investment	3
Foreign currency transactions	(2,946)
Net realized loss	$(595,571)
Change in unrealized appreciation (depreciation) —
Investments	$(15,194,663)
Foreign currency	980
Net change in unrealized appreciation (depreciation)	$(15,193,683)

Net realized and unrealized loss	$(15,789,254)

Net decrease in net assets from operations	$(11,608,633)

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
From operations —
Net investment income	$4,180,621	$8,476,463
Net realized gain (loss) from investment and foreign currency transactions	(595,571)	43,374
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(15,193,683)	(6,610,114)
Net increase (decrease) in net assets from operations	$(11,608,633)	$1,909,723
Distributions to common shareholders —
From net investment income	$(4,366,086)	$(8,625,683)
From net realized gain	—	(2,151,856)
Total distributions to common shareholders	$(4,366,086)	$(10,777,539)

Net decrease in net assets	$(15,974,719)	$(8,867,816)

Net Assets Applicable to Common Shares
At beginning of period	$139,902,310	$148,770,126
At end of period	$123,927,591	$139,902,310

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$(43,512)	$141,953

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2015
Net decrease in net assets from operations	$(11,608,633)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(33,942,222)
Investments sold and principal repayments	30,231,802
Decrease in short-term investments, net	8,026,090
Net amortization/accretion of premium (discount)	(149,142)
Amortization of deferred offering costs and prepaid upfront fees on variable rate term preferred shares	82,530
Amortization of prepaid upfront fees on notes payable	27,084
Increase in interest and dividends receivable	(317)
Increase in interest receivable from affiliated investment	(20)
Increase in prepaid expenses	(458)
Decrease in payable to affiliate for investment adviser fee	(14,102)
Increase in payable to affiliate for Trustees’ fees	259
Increase in interest expense and fees payable	5,638
Decrease in accrued expenses	(25,074)
Increase in unfunded loan commitments	11,968
Net change in unrealized (appreciation) depreciation from investments	15,194,663
Net realized (gain) loss from investments	592,628
Net cash provided by operating activities	$8,432,694

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(4,366,086)
Repayments of notes payable	(5,000,000)
Net cash used in financing activities	$(9,366,086)

Net decrease in cash	$(933,392)

Cash at beginning of period	$2,042,234

Cash at end of period	$1,108,842

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$560,323

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Period Ended May 31, 2014(1)
Net asset value — Beginning of period (Common shares)	$18.390	$19.560	$19.100	(2)

Income (Loss) From Operations
Net investment income(3)	$0.550	$1.114	$0.989
Net realized and unrealized gain (loss)	(2.076)	(0.867)	0.511

Total income (loss) from operations	$(1.526)	$0.247	$1.500

Less Distributions to Common Shareholders
From net investment income	$(0.574)	$(1.134)	$(0.974)
From net realized gain	—	(0.283)	—

Total distributions to common shareholders	$(0.574)	$(1.417)	$(0.974)

Common shares offering costs charged to paid-in capital(3)	$—	$—	$(0.041)

Discount related to exercise of underwriters’ over-allotment option(3)	$—	$—	$(0.025)

Net asset value — End of period (Common shares)	$16.290	$18.390	$19.560

Market value — End of period (Common shares)	$14.190	$16.970	$17.950

Total Investment Return on Net Asset Value(4)	(8.00)%	2.15%	8.00	%(5)(6)

Total Investment Return on Market Value(4)	(13.15)%	2.71%	(0.89	)%(5)(6)

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

Ratios/Supplemental Data	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Period Ended May 31, 2014(1)
Net assets applicable to common shares, end of period (000’s omitted)	$123,928	$139,902	$148,770
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees(7)	1.66%	1.55%	1.54	%(8)
Interest and fee expense(9)	0.94%	0.84%	0.76	%(8)
Total expenses(7)	2.60%	2.39%	2.30	%(8)
Net investment income	6.32%	5.91%	5.49	%(8)
Portfolio Turnover	13%	28%	37	%(6)
Senior Securities:
Total notes payable outstanding (in 000’s)	$49,000	$54,000	$54,000
Asset coverage per $1,000 of notes payable(10)	$4,264	$4,257	$4,422
Total preferred shares outstanding(11)	360	360	360
Asset coverage per preferred share(11)(12)	$245,797	$255,447	$265,300
Involuntary liquidation preference per preferred share(11)	$100,000	$100,000	$100,000
Approximate market value per preferred share(11)	$100,000	$100,000	$100,000

(1)	For the period from the start of business, June 28, 2013, to May 31, 2014.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholders from the $20.00 offering price.

(3)	Computed using average common shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(5)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholders on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholders on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Interest and fee expense relates to variable rate term preferred shares and borrowings (see Note 2 and Note 7).

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(11)	Preferred shares represent variable rate term preferred shares.

(12)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 246%, 255% and 265% at November 30, 2015, May 31, 2015 and 2014, respectively.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Period Ended May 31, 2014
Expenses excluding interest and fees	0.99%	0.95%	0.98%
Interest and fee expense	0.56%	0.52%	0.49%
Total expenses	1.55%	1.47%	1.47%
Net investment income	3.76%	3.63%	3.52%

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Plus Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is total return, with an emphasis on income.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

23

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Notes to Financial Statements (Unaudited) — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Organization and Offering Costs — Organization costs paid in connection with the organization of the Fund were borne directly by EVM, the Fund’s investment adviser. EVM agreed to pay all common share offering costs (other than sales loads) that exceed $0.04 per common share. Costs incurred by the Fund in connection with the offering of its common shares are recorded as a reduction of additional paid-in capital.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2015, the Fund had sufficient cash and/or securities to cover these commitments.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to November 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

24

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Variable Rate Term Preferred Shares

On July 10, 2013, the Fund issued 360 shares of Series C-1 Variable Rate Term Preferred Shares (VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit), all of which are outstanding at November 30, 2015.

The VRTP Shares are a form of preferred shares that represent stock of the Fund. The VRTP Shares have a par value of $0.01 per share, a liquidation preference of $100,000 per share, and a mandatory redemption date of July 8, 2016, unless extended. Dividends on the VRTP Shares are determined each day based on a spread of 1.20% to the Conduit’s current cost of funding. Such spread to the cost of funding is determined based on the current credit rating of the VRTP Shares.

The VRTP Shares are redeemable at the option of the Fund at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Fund. The VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the VRTP Shares. The holders of the VRTP Shares, voting as a class, are entitled to elect two Trustees of the Fund. If the dividends on the VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the VRTP Shares is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. Costs incurred by the Fund in connection with its offering of VRTP Shares were capitalized as deferred offering costs and are being amortized over a period of three years to the mandatory redemption date of the VRTP Shares. In connection with the issuance of VRTP Shares, the Fund paid an initial upfront fee to the Conduit of $180,000 which is being amortized to interest expense and fees over a period of three years. The unamortized amount as of November 30, 2015 is presented as prepaid upfront fees on VRTP Shares on the Statement of Assets and Liabilities. The carrying amount of the VRTP Shares at November 30, 2015 represents its liquidation value, which approximates fair value. If measured at fair value, the VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2015.

The average liquidation preference of the VRTP Shares during the six months ended November 30, 2015 was $36,000,000.

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to VRTP shareholders are accrued daily and payable monthly. The dividend rate on the VRTP Shares at November 30, 2015 was 1.54%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the six months ended November 30, 2015 were $268,164 and 1.49%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At May 31, 2015, the Fund had a net capital loss of $213,391 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$224,484,125

Gross unrealized appreciation	$669,464
Gross unrealized depreciation	(20,704,098)

Net unrealized depreciation	$(20,034,634)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total managed assets and is payable monthly. Total managed assets as referred to herein represent total assets

25

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Notes to Financial Statements (Unaudited) — continued

of the Fund (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the six months ended November 30, 2015, the Fund’s investment adviser fee amounted to $833,707. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $28,340,145 and $32,795,968, respectively, for the six months ended November 30, 2015.

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended November 30, 2015 and the year ended May 31, 2015.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended November 30, 2015 and the year ended May 31, 2015.

7  Revolving Credit and Security Agreement

The Fund has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $54 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 15, 2016, the Fund also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended November 30, 2015 totaled $224,997 and are included in interest expense and fees on the Statement of Operations. The Fund also paid a renewal fee of $54,000, which is being amortized to interest expense over a period of one year through March 2016. The unamortized balance at November 30, 2015 is approximately $16,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2015, the Fund had borrowings outstanding under the Agreement of $49,000,000 at an interest rate of 0.34%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2015 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2015. For the six months ended November 30, 2015, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $53,972,678 and 0.27%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs.

26

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Notes to Financial Statements (Unaudited) — continued

Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$179,924,029	$173,843	$180,097,872
Commercial Mortgage-Backed Securities	—	165,946	—	165,946
Corporate Bonds & Notes	—	9,381,510	—	9,381,510
Foreign Government Bonds	—	2,088,914	—	2,088,914
Convertible Bonds	—	2,040,092	—	2,040,092
Common Stocks	5,051,169	—	0	5,051,169
Convertible Preferred Stocks	—	1,248,235	34,878	1,283,113
Preferred Stocks	—	165,862	—	165,862
Tax-Exempt Investments	—	771,600	—	771,600
Short-Term Investments	—	3,403,413	—	3,403,413

Total Investments	$5,051,169	$199,189,601	$208,721	$204,449,491

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2015 is not presented.

At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Subsequent Event

In December 2015, the redemption date of the VRTP Shares was extended to October 8, 2016 from July 8, 2016 upon consent of the holders of the VRTP Shares and approval of the Fund’s Board of Trustees.

27

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2015

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Plus Fund

Scott H. Page

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Plus Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2015, Fund records indicate that there are 3 registered shareholders and approximately 4,328 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFF.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

13724 11.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 14, 2016

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 14, 2016